FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2012
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Fair Value of Level 3 Assets

Purchased call options
(acquisition of 30% interest
Zhengbao Yucai	in Zhengbao Yucai)
US$
Balance as of September 30, 2010	1,083
Impairment during the year	(1,115)
Foreign currency adjustment	32

Balance as of September 30, 2011	-

Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member]
Fair Value of Level 3 Assets

							Purchased call
							options (acquisition
			Property plant		Non-compete		of 40% interest in
Champion Xinlixiang-Gaokao Retake business	Goodwill		and equipment		agreement		Champion Xinlixiang)
	US$		US$		US$		US$
Balance as of September 30, 2010	764		722		343		200
Addition during the year	-		1,110		-		-
Amortization during the year	-		(140)		(25)		-
Impairment during the year	(758	) (1)	(973	) (3)	(332	) (3)	(201	) (4)
Foreign currency adjustment	(6)		55		13		1

Balance as of September 30, 2011	-		774		-		-
Transferred during the year	-		(774)		-		-

Balance as of September 30, 2012	-		-		-		-

(1)	The Group used the discounted cash flow ("DCF') method of the income approach to assess the fair value of each reporting unit. The discounted cash flow for each reporting unit was projected based on financial forecast developed by management for planning purposes. Cash flows beyond the forecast periods were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit. Publicly available information regarding the market capitalization of the Group was also considered in assessing the reasonableness of the aggregate fair value of all the reporting units estimated using the income approach valuation methodology. Based on the goodwill impairment test as of September 30, 2010 and 2011, an impairment loss of US$1,407 and US$758 was recorded for Gaokao retake business.
(2)	Measured at lower of carrying amount or fair value, the non-compete agreement was impaired by US$274 during the year ended September 30, 2010.
(3)	Measured at the lower of carrying amount or fair value less cost to sell, the property plant, equipment and non-compete agreement were impaired by US$973 and US$332 during the year ended September 30, 2011, respectively.
(4)	The purchased call options acquired with the acquisitions of Champion Xinlixiang were re-measured using binomial model at September 30, 2010, and the option to purchase additional equity interest in Champion Xinlixiang was impaired by US$477. As of September 30, 2011, such purchased call option was fully impaired because the Group acquired the 40% equity interest for no consideration on October 1, 2010. (See Note 3)